Fair values of financial assets and liabilities - Valuation techniques - financial liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 47,780	£ 51,920
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	1,325	727
Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	500	500
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	23,026	21,373
Derivative financial instruments | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	1,273	716
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	24,754	30,547
At fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	52
Financial liabilities, fair value	52	11
Interest rate derivatives | Derivative financial instruments | Option pricing model | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, fair value	£ 1,273	£ 716
Interest rate derivatives | Derivative financial instruments | Option pricing model | Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate volatility	7.00%	19.00%
Interest rate derivatives | Derivative financial instruments | Option pricing model | Maximum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Interest rate volatility	121.00%	80.00%